Schedule I - Surplus Note (Details) - Parent Company [Member] - Clover Health Insurance Company [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Payment to related party towards advances	$ 40.0
Loan receivable from related party maturity date	Dec. 31, 2024